FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS

26.	FINANCIAL INSTRUMENTS

Interest rate swap agreements
In February 2013, Frontline 2012 entered into six interest rate swaps with Nordea Bank whereby the floating interest rate on an original principal amount of $260 million of the then anticipated debt on 12 MR product tanker newbuildings was switched to fixed rate. Six of these newbuildings were subsequently financed from the $466.5 million term loan facility. In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to fixed rate. The contract has a forward start date of February 2019. The aggregate fair value of these swaps at December 31, 2017 was a receivable of $4.5 million (2016: receivable of $4.4 million). The fair value (level 2) of the Company’s interest rate swap agreements is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the current credit worthiness of both the Company and the derivative counterparty. The estimated amount is the present value of future cash flows. The Company recorded a gain on these interest rate swaps of $0.8 million in 2017 (2016: gain of $1.9 million).

The interest rate swaps are not designated as hedges and are summarized as at December 31, 2017 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
15,925	June 2013	June 2020	1.4025%
47,357	September 2013	September 2020	1.5035%
80,233	December 2013	December 2020	1.6015%
15,434	March 2014	March 2021	1.6998%
15,777	June 2014	June 2021	1.7995%
16,120	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
340,846

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. There is a risk that currency fluctuations will have a negative effect on the value of the Company's cash flows. Company has not entered into forward contracts for either transaction or translation risk, which may have an adverse effect on the Company's financial condition and results of operations. Certain of the Company's subsidiaries report in Sterling, Singapore dollars and Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Bunker swap agreements
From time to time, the Company may enter into bunker swap agreements to hedge the cost of its fuel costs. In August 2015, the Company entered into four bunker swap agreements whereby the fixed rate on 4,000 metric tons per calendar month was switched to a floating rate. The Company is then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The contracts ended in December 2016.

The fair value of these swaps at December 31, 2017 and 2016 was nil. The fair value (level 2) is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable forward rate curves and the current credit worthiness of both the Company and the derivative counterparty. The estimated amount is the present value of future cash flows. The Company recorded a gain of $1.9 million in 2016 (2015: loss of $2.3 million).

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2017 and 2016 are as follows:

	2017		2016
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	104,145	104,145	202,402	202,402
Restricted cash	741	741	677	677
Liabilities:
Floating rate debt	1,492,099	1,492,099	992,631	992,631
Fixed rate debt	100,312	99,865	—	—

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	104,145	104,145	—	—
Restricted cash	741	741	—	—
Liabilities:
Floating rate debt	1,492,099	—	1,492,099	—
Fixed rate debt	99,865	—	10,312	89,553

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	202,402	202,402	—	—
Restricted cash	677	677	—	—
Liabilities:
Floating rate debt	992,631	—	992,631	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate fair value.

Restricted cash – the carrying values in the balance sheet approximate fair value.

Floating rate debt - the fair value of floating rate debt has been determined using level 2 inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Fixed rate debt - short term debt held with a third party bank has been valued using level two inputs, the remaining fixed rate debt has been determined using level 3 inputs being the discounted expected cash flows of the outstanding debt.

Assets Measured at Fair Value on a Nonrecurring Basis
See Note 4 for a summary of the estimated fair values of the assets acquired and liabilities assumed on the Merger.

At December 31, 2017 the nine vessels held under capital lease, all of which are leased from Ship Finance, were measured at a combined fair value of $251.7 million, which was determined using level three inputs being the discounted expected cash flows from the leased vessels at December 31, 2017.

At December 31, 2016, the VLCC Front Century was measured at a fair value of $1.5 million, which was determined using level three inputs being the discounted expected cash flows from the leased vessel at December, 2016 and the Suezmax tankers
Front Ardenne and Front Brabant were measured at a combined fair value of $38.4 million, which was determined using level three inputs being the discounted expected cash flows from the leased vessels at September 30, 2016 less depreciation in the three months ended December 31, 2016.

Nonrecurring fair value measurements include a goodwill impairment assessment completed during the year. The impairment test used Level 1, Level 2 and Level 3 inputs. See note 5.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate agreements is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the credit worthiness of both the Company and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, HSBC, Royal Bank of Scotland, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and HSBC. However, the Company believes this risk is remote.